Fair Value Of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Fair Value Of Financial Instruments

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose the fair value information about financial instruments, where it is practicable to estimate that value. Because assumptions used in these valuation techniques are inherently subjective in nature, the estimated fair values cannot always be substantiated by comparison to independent market quotes and, in many cases, the estimated fair values could not necessarily be realized in an immediate sale or settlement of the instrument.

The fair value estimates presented herein are based on relevant information available to management as of March 31, 2014 and December 31, 2013, respectively. Management is not aware of any factors that would significantly affect these estimated fair value amounts. As these reporting requirements exclude certain financial instruments and all non-financial instruments, the aggregate fair value amounts presented herein do not represent management’s estimate of the underlying value of the Company.

The estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows:

	March 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$2,362,606	$2,362,606	$3,143,377	$3,143,377
Accounts receivable	208,831	208,831	197,687	197,687
Interest receivable	128,431	128,431	129,972	129,972
Mortgage loans receivable	26,396,107	29,865,281	26,675,361	28,950,766
Bond portfolio	10,026,888	10,026,888	9,279,442	9,279,442
Secured investor certificates	25,418,000	33,240,006	25,695,000	36,312,309

The following methods and assumptions were used by the Company to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value:

Cash and equivalents

Due to their short-term nature, the carrying amount of cash and cash equivalents approximates fair value.

Accounts receivable

The carrying amount of accounts receivable approximates fair value.

Interest receivable

The carrying amount of interest receivable approximates fair value.

Mortgage loans receivable

The fair value of the mortgage loans receivable is currently greater than the carrying value as the portfolio is currently yielding a higher rate than similar mortgages with similar terms for borrowers with similar credit quality.

Bond portfolio

We determine the fair value of the bond portfolio shown in the table above by comparing with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

Secured investor certificates

The fair value of the secured investor certificates is currently greater than the carrying value due to higher interest rates than current market rates.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose the fair value information about financial instruments, where it is practicable to estimate that value. Because assumptions used in these valuation techniques are inherently subjective in nature, the estimated fair values cannot always be substantiated by comparison to independent market quotes and, in many cases, the estimated fair values could not necessarily be realized in an immediate sale or settlement of the instrument.

The fair value estimates presented herein are based on relevant information available to management as of December 31, 2013 and 2012, respectively. Management is not aware of any factors that would significantly affect these estimated fair value amounts. As these reporting requirements exclude certain financial instruments and all non-financial instruments, the aggregate fair value amounts presented herein do not represent management’s estimate of the underlying value of the Company.

The estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows:

	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 3,143,377	$ 3,143,377	$ 1,183,787	$ 1,183,787
Accounts receivable	197,687	197,687	139,572	139,572
Interest receivable	129,972	129,972	134,083	134,083
Mortgage loans receivable	26,675,361	28,950,766	30,020,399	37,828,821
Bond portfolio	9,279,442	9,279,442	10,379,708	10,379,708
Secured investor certificates	25,695,000	36,312,309	26,166,000	28,668,404

The following methods and assumptions were used by the Company to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value:

Cash and equivalents

Due to their short-term nature, the carrying amount of cash and cash equivalents approximates fair value.

Accounts receivable

The carrying amount of accounts receivable approximates fair value.

Interest receivable

The carrying amount of interest receivable approximates fair value.

Mortgage loans receivable

The fair value of the mortgage loans receivable is currently more than the carrying value as the portfolio is currently yielding a higher rate than similar mortgages with similar terms for borrowers with similar credit quality. The credit markets in which the Company conducts business have experienced a decrease in interest rates resulting in the fair value of the mortgage loans rising during the fiscal year ended December 31, 2013.

Bond portfolio

We determine the fair value of the bond portfolio shown in the table above by comparing with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

Secured investor certificates

The fair value of the secured investor certificates is currently greater than the carrying value due to higher interest rates than current market rates.